PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED	PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

	December 31,
	2020		2019
	(in millions)
Line of Business	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$—	$—	$(0.1)	$(0.1)
Ordinary renewal	(1.4)	(1.4)	(0.5)	(0.5)
Group life	0.3	0.3	0.3	0.3
Total premium and annuity considerations deferred and uncollected	$(1.1)	$(1.1)	$(0.3)	$(0.3)